Net investment in sales-type leases (Schedule of components of the net investment in sales-type leases) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Sales-type leases term	3 years
Net minimum lease payments to be received	$ 1,588	$ 0	$ 0
Less unearned interest income portion	(151)	0	0
Net investment in sales-type leases	1,437	0	0
Less current portion	(498)	0	0
Non-current net investment in sales-type leases	$ 939	$ 0	$ 0